Revision of comparative figures - Consolidated statement of financial position (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Correction of Errors
Total shareholders' equity	€ 435,643	€ 443,429	€ 429,564	€ 385,034
Deferred tax liabilities	12	296
Tax liabilities	10,643	22,987	€ 25,096	14,114
Contract liabilities	€ 17,104	16,932
Restated adjustments
Correction of Errors
Total shareholders' equity		(4,002)		€ (2,103)
Deferred tax liabilities		(430)
Tax liabilities		(1,086)
Contract liabilities		€ 5,518